Subordinated Liabilities - Dated (Parenthetical) (Details) - Barclays Bank PLC [member]
€ in Millions, ¥ in Millions, £ in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 USD ($)
Barclays Bank PLC externally issued | 5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 1,094
Interest rate	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%
Barclays Bank PLC externally issued | 9.5% Subordinated Bonds (ex-Woolwich Plc), Due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%
Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 100m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 100
Barclays Bank PLC externally issued | 7.625% Contingent Capital Notes (USD 3,000m), Due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 3,000
Interest rate	7.625%	7.625%	7.625%	7.625%	7.625%	7.625%	7.625%	7.625%
Barclays Bank PLC externally issued | 5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m), Due 2027
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥					¥ 15,000
Interest rate	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%
Barclays Bank PLC externally issued | 6.33% Subordinated Notes, Due 2032
Disclosure of detailed information about borrowings [line items]
Interest rate	6.33%	6.33%	6.33%	6.33%	6.33%	6.33%	6.33%	6.33%
Barclays PLC [member] | 2% Fixed Rate Subordinated Callable Notes (EUR 1,500m), Due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 1,500
Interest rate	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Barclays PLC [member] | 3.75% Resetting Subordinated Callable Note Due 2030
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 200
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Barclays PLC [member] | 5.20% Fixed Rate Subordinated Notes (USD 1,367m), Due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 1,367
Interest rate	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
Barclays PLC [member] | 4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m), Due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 1,200
Interest rate	4.836%	4.836%	4.836%	4.836%	4.836%	4.836%	4.836%	4.836%
Barclays PLC [member] | 5.25% Fixed Rate Subordinated Notes (USD 827m)
Disclosure of detailed information about borrowings [line items]
Notional amount | £				£ 827
Interest rate	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
Barclays PLC [member] | 4.95% Fixed Rate Subordinated Notes (USD 1,250m)
Disclosure of detailed information about borrowings [line items]
Notional amount | £				£ 1,250
Interest rate	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%
Fixed interest rate [member] | Barclays Bank PLC externally issued | 6% Fixed Rate Subordinated Notes (EUR 1,500m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 1,500
Interest rate	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed interest rate [member] | Barclays Bank PLC externally issued | 10% Fixed Rate Subordinated Notes , Due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Fixed interest rate [member] | Barclays Bank PLC externally issued | 10.179% Fixed Rate Subordinated Notes (USD 1,521m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 1,521
Interest rate	10.179%	10.179%	10.179%	10.179%	10.179%	10.179%	10.179%	10.179%
Fixed interest rate [member] | Barclays Bank PLC externally issued | 6.625% Fixed Rate Subordinated Notes (EUR 1,000m), Due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 1,000
Interest rate	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%
Fixed interest rate [member] | Barclays Bank PLC externally issued | 5.75% Fixed Rate Subordinated Notes, Due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Fixed interest rate [member] | Barclays PLC [member] | 2.875% Fixed Rate Subordinated Loan (USD 1,000m)
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 1,000
Interest rate	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%
Fixed interest rate [member] | Barclays PLC [member] | 0.823% Fixed Rate Subordinated Loan (JPY 42,000m)
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 42,000
Interest rate	0.823%	0.823%	0.823%	0.823%	0.823%	0.823%	0.823%	0.823%
Fixed interest rate [member] | Barclays PLC [member] | 3.25% Fixed Rate Subordinated Loan (USD 1,500m)
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 1,500
Interest rate	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Fixed interest rate [member] | Barclays PLC [member] | 1.43% Fixed Rate Subordinated Loan (EUR 100m)
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 100
Interest rate	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%
Fixed interest rate [member] | Barclays PLC [member] | 1.875% Fixed Rate Subordinated Loan (EUR 1,000m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 1,000
Interest rate	1.875%	1.875%	1.875%	1.875%	1.875%	1.875%	1.875%	1.875%
Fixed interest rate [member] | Barclays PLC [member] | 1.67% Fixed Rate Subordinated Loan (EUR 15m)
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 15
Interest rate	1.67%	1.67%	1.67%	1.67%	1.67%	1.67%	1.67%	1.67%
Fixed interest rate [member] | Barclays PLC [member] | 1.35% Fixed Rate Subordinated Loan (JPY 20,000m)
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥					¥ 20,000
Interest rate	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Fixed interest rate [member] | Barclays PLC [member] | 4.327% Fixed Rate Subordinated Loan (AUD 200m)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 200
Interest rate	4.327%	4.327%	4.327%	4.327%	4.327%	4.327%	4.327%	4.327%
Fixed interest rate [member] | Barclays PLC [member] | 1.125% Fixed Rate Subordinated Loan (CHF 175m)
Disclosure of detailed information about borrowings [line items]
Notional amount | SFr		SFr 175
Interest rate	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%
Fixed interest rate [member] | Barclays PLC [member] | 1.5% Fixed Rate Subordinated Loan (EUR 750m)
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 750
Interest rate	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Fixed interest rate [member] | Barclays PLC [member] | 3.36% Fixed Rate Subordinated Loan (NOK 750m)
Disclosure of detailed information about borrowings [line items]
Notional amount | kr						kr 750
Interest rate	3.36%	3.36%	3.36%	3.36%	3.36%	3.36%	3.36%	3.36%
Fixed interest rate [member] | Barclays PLC [member] | 1.875% Fixed Rate Subordinated Loan (EUR 1,000m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 1,000
Interest rate	1.875%	1.875%	1.875%	1.875%	1.875%	1.875%	1.875%	1.875%
Fixed interest rate [member] | Barclays PLC [member] | 3.125% Fixed Rate Subordinated Loan
Disclosure of detailed information about borrowings [line items]
Interest rate	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%
Fixed interest rate [member] | Barclays PLC [member] | 3.65% Fixed Rate Subordinated Loan (USD 900m)
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 900
Interest rate	3.65%	3.65%	3.65%	3.65%	3.65%	3.65%	3.65%	3.65%
Fixed interest rate [member] | Barclays PLC [member] | 4.375% Fixed Rate Subordinated Loan (USD 1,707m)
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 1,707
Interest rate	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Fixed interest rate [member] | Barclays PLC [member] | 5.244% Fixed Rate Subordinated Loan (AUD 175m)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 175
Interest rate	5.244%	5.244%	5.244%	5.244%	5.244%	5.244%	5.244%	5.244%
Fixed interest rate [member] | Barclays PLC [member] | 5.02% Fixed Rate Subordinated Loan (AUD 30m)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 30
Interest rate	5.02%	5.02%	5.02%	5.02%	5.02%	5.02%	5.02%	5.02%
Fixed interest rate [member] | Barclays PLC [member] | 3.773% Fixed Rate Subordinated Loan (NOK 220m)
Disclosure of detailed information about borrowings [line items]
Notional amount | kr						kr 220
Interest rate	3.773%	3.773%	3.773%	3.773%	3.773%	3.773%	3.773%	3.773%
Fixed interest rate [member] | Barclays PLC [member] | 2.291% Fixed Rate Subordinated Loan (EUR 115m)
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 115
Interest rate	2.291%	2.291%	2.291%	2.291%	2.291%	2.291%	2.291%	2.291%
Fixed interest rate [member] | Barclays PLC [member] | 6.10% Fixed Rate Subordinated Loan (AUD 130m)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 130
Interest rate	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%
Fixed interest rate [member] | Barclays PLC [member] | 5.16% Fixed Rate Subordinated Loan (AUD 15m)
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 15
Interest rate	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%
Fixed interest rate [member] | Barclays PLC [member] | 5.25% Fixed Rate Subordinated Loan (USD 673m)
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 673
Interest rate	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
Fixed interest rate [member] | Barclays PLC [member] | 4.95% Fixed Rate Subordinated Loan (USD 250m)
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 250
Interest rate	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%
Fixed interest rate [member] | Barclays PLC [member] | 3.00% Fixed Rate Subordinated Loan (GBP 600m)
Disclosure of detailed information about borrowings [line items]
Notional amount | £				£ 600
Interest rate	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Fixed interest rate [member] | Barclays PLC [member] | 3.25% Fixed Rate Subordinated Loan (AUD 300m)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 300
Interest rate	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Fixed interest rate [member] | Barclays PLC [member] | 3.4% Fixed Rate Subordinated Loan (AUD 300m)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 300
Interest rate	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%
Fixed interest rate [member] | Barclays PLC [member] | 4.3% Fixed Rate Subordinated Loan (AUD 140m)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 140
Interest rate	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%
Floating interest rate [member] | Barclays Bank PLC externally issued | Floating Rate Subordinated Notes (EUR 50m), Due 2019
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 50
Floating interest rate [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 100m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €			100
Floating interest rate [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 50m), Due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €			50
Floating interest rate [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 50m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €			50
Floating interest rate [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 68m), Due 2040
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 68
Floating interest rate [member] | Barclays PLC [member] | Floating Rate Subordinated Notes (USD 456m)
Disclosure of detailed information about borrowings [line items]
Notional amount | £				£ 456
Fixed-to-Floating Interest Rate [member] | Barclays PLC [member] | 5.088% Fixed to Floating Rate Subordinated Callable Notes (USD 1,500m)
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 1,300
Interest rate	5.088%	5.088%	5.088%	5.088%	5.088%	5.088%	5.088%	5.088%